Acquisitions - Fair Values of Assets and Liabilities of DSBI at the Date of Acquisition and the Consideration Paid (Detail) - JPY (¥) ¥ in Millions	Apr. 01, 2019	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Assets:
Cash and deposits with banks		¥ 73,090,816	¥ 62,471,453	¥ 57,763,441
Intangible assets		615,829	591,650	617,732
All other assets		4,945,631	4,272,630
Total assets		235,024,987	212,158,463
Liabilities:
Total liabilities		222,748,837	201,223,585
Goodwill		¥ 203,891	¥ 243,827	¥ 215,808
Daiwa SB Investments Ltd [member]
Assets:
Cash and deposits with banks	¥ 22,798
Intangible assets	20,078
Trading assets	14,019
All other assets	8,284
Total assets	65,179
Liabilities:
Total liabilities	18,038
Net assets	47,141
Non-controlling interests measured at their proportionate share of the identifiable net assets	(23,093)
Net assets acquired	24,048
Goodwill	17,022
Consideration	41,070
Consideration:
Fair value of total consideration transferred	959
Fair value of the equity interest in DSBI held before the acquisition	40,111
Total	41,070
Acquisition related costs recognized as an expense in "General and administrative expenses" in the consolidated income statement	¥ 9